Offerings - Offering: 1	Aug. 05, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 23,497,567.26
Amount of Registration Fee	$ 3,245.01
Offering Note	Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $3,245.01 was paid in connection with the filing of the Schedule TO-I by Apollo S3 Private Markets Fund (File No. 005-94654) on May 15, 2026. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.